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COLUMBIA MANAGEMENT GROUP

A FLEETBOSTON FINANCIAL COMPANY

Legal Department
Mail Stop: MA DE 11511E
One Financial Center
Boston, MA 02111
617 345.0919 fax



January 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Columbia Floating Rate Fund (formerly named
             Liberty Floating Rate Fund) (Fund)
           Registration File Nos.:  333-51466 and 811-8953

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2004 for the Fund do not differ from that contained in Post-Effective Amendment No. 6 (the "Amendment") to the Fund's Registration Statement on Form N-2. The Amendment was filed electronically via EDGAR on December 16, 2003.

Sincerely,

COLUMBIA FLOATING RATE FUND



By:  /s/ Laurie J. Russell
     Laurie J. Russell
     Assistant Secretary